SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund
December 31, 2020 (Unaudited)

Shares		Value

Common Stocks — 98.61%
Argentina — 1.40%
1,500	MercadoLibre, Inc.*	$2,512,830

Belgium — 3.45%
88,616	Anheuser-Busch InBev NV	6,182,450

Denmark — 3.53%
30,850	Orsted A/S(a)	6,312,074

Finland — 3.12%
76,900	Neste Oyj	5,583,229

Germany — 3.29%
118,681	Deutsche Post AG	5,878,955

Hong Kong — 3.24%
475,094	AIA Group Ltd.	5,789,554

Japan — 4.74%
73,298	MISUMI Group, Inc.	2,406,178
47,994	Nidec Corp.	6,071,623

		8,477,801

Netherlands — 1.77%
1,366	Adyen NV*,(a)	3,173,958

South Africa — 1.66%
14,501	Naspers Ltd., N Shares	2,969,438

Spain — 2.60%
146,667	Industria de Diseno Textil SA	4,655,187

Switzerland — 4.08%
20,962	Roche Holding AG	7,301,035

Taiwan — 3.07%
50,400	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,495,616

United Kingdom — 6.59%
50,959	Croda International Plc	4,582,740
80,305	InterContinental Hotels Group Plc*	5,204,973
130,121	St. James’s Place Plc	2,013,502

		11,801,215

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)
December 31, 2020 (Unaudited)

Shares		Value

United States — 56.07%
3,978	Alphabet, Inc., Class A*	$6,972,002
1,930	Amazon.com, Inc.*	6,285,875
16,300	American Water Works Co., Inc.	2,501,561
70,400	Blackstone Group, Inc. (The), Class A	4,562,624
27,400	Bluebird Bio, Inc.*	1,185,598
27,600	CyberArk Software Ltd.*	4,459,884
29,300	Danaher Corp.	6,508,702
32,300	Ecolab, Inc.	6,988,428
19,412	Estee Lauder Cos, Inc. (The), Class A	5,167,280
40,100	First Republic Bank	5,891,893
67,550	Fortive Corp.	4,783,891
18,800	Incyte Corp.*	1,635,224
22,300	JPMorgan Chase & Co.	2,833,661
6,900	MarketAxess Holdings, Inc.	3,936,864
36,100	Microsoft Corp.	8,029,362
6,200	NVIDIA Corp.	3,237,640
14,600	SVB Financial Group*	5,662,318
84,200	TJX Cos, Inc. (The)	5,750,018
38,300	T-Mobile US, Inc.*	5,164,755
18,400	UnitedHealth Group, Inc.	6,452,512
9,700	Workday, Inc., Class A*	2,324,217

		100,334,309

Total Common Stocks		176,467,651

(Cost $141,927,361)

Investment Company — 0.37%
657,089	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	657,089

Total Investment Company		657,089

(Cost $657,089)

Total Investments		$177,124,740
(Cost $142,584,450) — 98.98%

Other assets in excess of liabilities — 1.02%		1,825,157

NET ASSETS — 100.00%		$178,949,897

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)
December 31, 2020 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	17.15%
Consumer Discretionary	15.30%
Information Technology	14.93%
Health Care	12.90%
Industrials	10.70%
Communication Services	6.78%
Materials	6.47%
Consumer Staples	6.34%
Utilities	4.92%
Energy	3.12%
Other	1.39%
100.00%

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